Financial instruments and risk management - Summary of Remaining Contractual Maturities of Financial Liabilities (Detail) ₱ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PHP (₱)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans - Carrying amount	$ 1,110,000	$ 1,162,558	₱ 52,558	$ 871,638	₱ 143,930
Financial Leasing - Carrying amount	76,987	113,475		150,683
Leases - Liabilities - Carrying amount	2,879,155	2,438,437		2,216,859
Loans | ₱			54,906		155,558
Financial Leasing	80,523	119,251		151,323
Leases - Liabilities	3,876,710	3,153,249		2,864,793
Fixed interest rate
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans - Carrying amount	1,098,885	1,096,443		659,758
Loans	1,590,676	1,678,856		856,193
Floating interest rate
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans - Carrying amount				63,076
Loans				65,398
2 or less months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans | ₱			4,768		24,423
Financial Leasing	9,060	9,062		9,444
Leases - Liabilities	121,482	98,579		96,137
2 or less months | Fixed interest rate
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans				2,471
2 or less months | Floating interest rate
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans				7,482
2-12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans | ₱			45,747		65,261
Financial Leasing	28,693	29,962		29,728
Leases - Liabilities	519,544	431,986		385,100
2-12 months | Fixed interest rate
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	93,863	155,738		57,383
2-12 months | Floating interest rate
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans				57,916
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans | ₱			₱ 4,391		₱ 65,874
Financial Leasing	21,942	33,331		35,397
Leases - Liabilities	606,754	490,239		413,316
1-2 years | Fixed interest rate
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	93,863	93,863		57,738
2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Leasing	20,828	42,475		72,333
Leases - Liabilities	1,441,964	1,203,986		1,061,416
2-5 years | Fixed interest rate
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	687,725	146,475		737,184
5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial Leasing		4,421		4,421
Leases - Liabilities	1,186,966	928,459		908,824
5 years | Fixed interest rate
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans	$ 715,225	$ 1,282,780		$ 1,417